INCOME (LOSS) PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Net income (loss) (numerator), basic and diluted	$ 1,202	7,494	(1,434)	(23,079)
Shares (denominator):
Common stock outstanding	22,905,926	22,905,926	23,382,812	23,382,812
Weighted average common stock outstanding used in computing basic income per share	23,259,127	23,259,127	23,382,812	23,351,615
Add: Share options	19,316	19,316	0	0
Weighted average common stock outstanding used in computing diluted income per share	23,278,443	23,278,443	23,382,812	23,351,615
Net income (loss) per share-basic	$ 0.05	0.32	(0.06)	(1.00)
Net income (loss) per share-diluted	$ 0.05	0.32	(0.06)	(1.00)